Disclosure of New Standards in the Period Prior to their Adoption	12 Months Ended
Dec. 31, 2018
Disclosure Of New Standards In The Period Prior To Their Adoption [Abstract]
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION
NOTE 4:-	DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

IFRS 16, “Leases”:

In January 2016, the IASB issued IFRS 16, “Leases” (“the new Standard”). According to the new Standard, a lease is a contract, or part of a contract, that conveys the right to use an asset for a period of time in exchange for consideration.

The effects of the adoption of the new Standard are as follows:

●	According to the new Standard, lessees are required to recognize all leases in the statement of financial position (excluding certain exceptions, see below). Lessees will recognize a liability for lease payments with a corresponding right-of-use asset, similar to the accounting treatment for finance leases under the existing standard, IAS 17, “Leases”. Lessees will also recognize interest expense and depreciation expense separately.

●	Variable lease payments that are not dependent on changes in the Consumer Price Index (“CPI”) or interest rates, but are based on performance or use are recognized as an expense by the lessees as incurred and recognized as income by the lessors as earned.

●	In the event of change in variable lease payments that are CPI-linked, lessees are required to remeasure the lease liability and record the effect of the remeasurement as an adjustment to the carrying amount of the right-of-use asset.

●	The accounting treatment by lessors remains substantially unchanged from the existing standard, namely classification of a lease as a finance lease or an operating lease.

●	NOTE 4:- The new Standard includes two exceptions which allow lessees to account for leases based on the existing accounting treatment for operating leases - leases for which the underlying asset is of low financial value and short-term leases (up to one year).

The new Standard is effective for annual periods beginning on or after January 1, 2019.

The new Standard permits lessees to use one of the following approaches:

1.	Full retrospective approach - according to this approach, a right-of-use asset and the corresponding liability will be presented in the statement of financial position as if they had always been measured according to the provisions of the new Standard. Accordingly, the effect of the adoption of the new Standard at the beginning of the earliest period presented will be recorded in equity. Also, the Company will restate the comparative data in its financial statements. Under this approach, the balance of the liability as of the date of initial application of the new Standard will be calculated using the interest rate implicit in the lease, unless this rate cannot be easily determined in which case the lessee’s incremental borrowing rate of interest on the commencement date of the lease will be used.

2.	Modified retrospective approach - this approach does not require restatement of comparative data. The balance of the liability as of the date of initial application of the new Standard will be calculated using the lessee’s incremental borrowing rate of interest on the date of initial application of the new Standard. As for the measurement of the right-of-use asset, the Company may choose, on a lease-by-lease basis, to apply one of the two following alternatives:

●	Recognize an asset in an amount equal to the lease liability, with certain adjustments.

●	Recognize an asset as if the new Standard had always been applied.

The Company believes that it will apply the modified retrospective approach upon the initial adoption of the new Standard by measuring the right-of-use asset at an amount equal to the lease liability, as measured on the transition date.

The Company believes, based on an assessment of the impact of the adoption of the new Standard, that its application is not expected to have a material effect on the financial statements. The first assumption of the company is that the asset and liability will be in the amount of NIS 868 at the date of recognition.